Note 5 - Inventory (Detail) - Schedule of Inventory (USD $)	Jun. 30, 2012	Dec. 31, 2011		Dec. 31, 2010
Materials and supplies	$ 264,899	$ 270,873	[1]	$ 242,901
Total	$ 264,899	$ 270,873	[1]	$ 1,636,234

[1]	Derived from December 31, 2011 audited financial statements